Derivatives (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Interest-rate swaps [Member]
Derivatives (Textual) [Abstract]
Decrease in fair value of the interest-rate swap	$ 0
Not designated as hedging instrument [Member]
Derivatives (Textual) [Abstract]
Decrease in fair value of the interest-rate swap	$ 17